Group Cash Flow Statement (Parenthetical) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cash flows from consolidated operations
Profit after tax for the year		$ 9,953	[1]	$ 13,048	[2],[3]	$ 22,597	[1],[2]
Adjustments for:
– Taxation (comparative restated)	[1]	3,832		5,614		8,236
– Finance items		1,713		1,846		26
– Share of profit after tax of equity accounted units		(675)		(777)		(1,042)
– Loss on disposal of interest in subsidiary		0		105		0
– Impairment charges of investments in equity accounted units after tax		0		202		0
– Net impairment charges/(reversals)		936		(150)		269
– Depreciation and amortisation		5,334		5,010		4,697
– Provisions (including exchange differences on provisions)		1,470		1,006		1,903
– Pension settlement		0		0		(291)
Utilisation of other provisions		(104)		(176)		(128)
Utilisation of provisions for close-down and restoration		(777)		(609)		(541)
Utilisation of provisions for post-retirement benefits and other employment costs		(277)		(254)		(231)
Change in inventories		(422)		(1,185)		(1,397)
Change in receivables and other assets	[4]	(418)		20		(367)
Change in trade and other payables		(86)		700		685
Change in trade and other payables	[5]	(228)		(1,242)		(480)
Cash flows from consolidated operations	[6]	20,251		23,158		33,936
Sales of financial assets	[7],[8]	1,220		892		114
Amount held in trust fund		349		329
Notional amount		1,050		1,216
Purchase of non-controlling interest	[9]	33		2,961		0
Gains on available-for-sale financial assets		0		116		$ 336
Diavik
Adjustments for:
Group interest (voting %)						60.00%
Not Designated As Hedging Instrument
Adjustments for:
Realised losses		57		459		$ 131
Mongolia | Oyu Tolgoi LLC
Adjustments for:
Payment for disputed tax matters						356
Turquoise Hill
Adjustments for:
Purchase of non-controlling interest				2,961
Transaction costs		$ 33		33
Rio Tinto Finance (USA) plc Bonds 5.0% due 2033
Adjustments for:
Borrowings, interest rate		5.00%
Rio Tinto Finance (USA) plc Bonds 2.75% due 2051
Adjustments for:
Notional amount						$ 1,250
Borrowings, interest rate						2.75%
Rio Tinto Finance (USA) plc Bonds 2.75% due 2051 | Fixed interest rate
Adjustments for:
Borrowings term						30 years
Rio Tinto Finance (USA) Limited Bonds 3.75% due 2025
Adjustments for:
Buy-back of bonds						$ 1,200
Cortez Royalty
Adjustments for:
Sales of financial assets				525
Urealised gain on royalty				432
Fixed Income Instruments
Adjustments for:
Sales of financial assets		$ 1,157		$ 352		$ 107

[1]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
[2]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
[3]	Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
[4]	In 2021, the Mongolian Tax Authority required payment by Oyu Tolgoi of US$356 million in relation to disputed tax matters. Oyu Tolgoi continues to dispute the matters and has classified amounts subject to international arbitration as prepayments pending resolution.

[5]	Other items includes the recognition of realised losses of US$57 million on currency forwards not designated as hedges (2022: realised losses US$459 million, 2021: realised losses
US$131 million). In 2022, other items also included the deduction of the US$432 million relating to the gain recognised on sale of the Cortez royalty shown in “Sale of financial assets” and in
2021 other items included US$336 million relating to a gain on recognition of a new wharf at Kitimat, Canada with no associated cash flow.

[6]

Notes to the Group Cash Flow Statement
(a) Cash flows from consolidated operations	Note	2023 US$m	2022 US$m	2021 US$m
Profit after tax for the year (comparative restated)(g)		9,953	13,048	22,597
Adjustments for:
– Taxation (comparative restated)(g)		3,832	5,614	8,236
– Finance items		1,713	1,846	26
– Share of profit after tax of equity accounted units		(675)	(777)	(1,042)
– Loss on disposal of interest in subsidiary	5	—	105	—
– Impairment charges of investments in equity accounted units after tax	4	—	202	—
– Net impairment charges/(reversals)	4	936	(150)	269
– Depreciation and amortisation		5,334	5,010	4,697
– Provisions (including exchange differences on provisions)		1,470	1,006	1,903
– Pension settlement		—	—	(291)
Utilisation of other provisions	36	(104)	(176)	(128)
Utilisation of provisions for close-down and restoration	14	(777)	(609)	(541)
Utilisation of provisions for post-retirement benefits and other employment costs	26	(277)	(254)	(231)
Change in inventories		(422)	(1,185)	(1,397)
Change in receivables and other assets(h)		(418)	20	(367)
Change in trade and other payables		(86)	700	685
Other items(i)		(228)	(1,242)	(480)
		20,251	23,158	33,936

[7]	In 2022, Sale of financial assets includes US$525 million of cash received from the sale of the gross production royalty at the Cortez Complex in Nevada, USA. Refer to note 1 and note 7.
[8]	In 2023, we received net proceeds of US$1,157 million (2022: US$352 million and 2021: US$107 million) from our sales and purchases of investments within a separately managed portfolio of fixed income instruments. Refer to note 19 for details. Purchases and sales of these securities are reported on a net cash flow basis within “Sales of financial assets” or “Purchases of financial assets” depending on the overall net position at each reporting date.

[9]	On 16 December 2022, we acquired the remaining 49% share of Turquoise Hill Resources for expected consideration of US$3.2 billion inclusive of transaction fees. At 31 December 2022,
US$2,961 million had been paid, including US$33 million of transaction costs. In 2023, further transaction costs of US$33 million were paid, the balance to dissenting shareholders remains unpaid.